Net loss per share	9 Months Ended
Sep. 30, 2026
Earnings Per Share [Abstract]
Net loss per share

2. Net loss per share

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to the Company.

The Company uses the treasury stock method of calculating diluted net loss per share. For the three and nine months ended September 30, 2026 we excluded all potentially dilutive restricted stock units and stock options in calculating diluted net loss per share as the effect was antidilutive. For the three and nine months ended September 30, 2025 we excluded all potentially dilutive restricted stock units, stock options and warrants in calculating diluted net loss per share as the effect was antidilutive (See Note 10 and 14).

	For the three months ended September 30,		For the nine months ended September 30,
	2026	2025	2026	2025
Numerator
Net loss - basic	$(247,539)	$(87,675)	$(342,940)	$(157,279)
Net loss - diluted	$(247,539)	$(87,675)	$(342,940)	$(157,279)

Denominator
Weighted average shares – basic	52,255,052	57,626,623	51,919,431	58,910,378
Weighted average shares – diluted	52,255,052	57,626,623	51,919,431	58,910,378

Net loss per share
Basic	$(4.74)	$(1.52)	$(6.61)	$(2.67)
Diluted	$(4.74)	$(1.52)	$(6.61)	$(2.67)